Going Concern (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2025	Dec. 31, 2023	[1]
Going Concern [Abstract]
Accumulated deficit	$ (985,994)	$ 16,562,336	$ (461,351)
Remains outstanding balance	2,000,000
Line of credit facility	100,000,000
Equity	$ 11,660,000

[1]	Re-presented as mentioned in Note 23